Condensed Consolidated Statement of Shareholders' Equity (USD $)	Series C Cumulative Perpetual Preferred Stocks Additional Paid-in Capital	Series D Cumulative Preferred Stock	Series B Preferred Stock [Member] Accumulated Deficit	Common Stock Additional Paid-in Capital	Common Stock	Exchangeable common stock	Deposit on Triad	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Unearned Common Shares In KSOP	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2008					$ 368,000			$ 51,311,000	$ (17,986,000)				$ 1,385,000	$ 35,078,000
Beginning Balance, shares at Dec. 31, 2008					36,768,000	0
Restricted stock issued to employees and directors					19,000			1,362,000						1,381,000
Restricted stock issued to employees and directors, shares					1,886,000									1,886,200
Stock compensation								1,711,000						1,711,000
Issued of common stock for acquisition of Sharon Resources, Inc					23,000			2,661,000						2,684,000
Issued of common stock for acquisition of Sharon Resources, Inc, shares					2,294,000
Issued 214,950 shares of Series C Preferred Stock								(418,000)						(418,000)
Issued shares of Common Stock for cash					89,000			14,006,000						14,095,000
Issued shares of Common Stock for cash, shares					8,881,112
Dividends on Series C and B Convertible, and Series D Preferred Stock for 2009, 2010 and 2011 respectively									(25,000)					(25,000)
Issued 761,652 shares as deposit on Triad Acquisition					7,000		(1,310,000)	1,303,000
Issued 761,652 shares as deposit on Triad Acquisition, shares					762,000									761,652
Net loss									(15,124,000)				(64,000)	(15,188,000)
Ending Balance at Dec. 31, 2009					506,000		(1,310,000)	71,936,000	(33,135,000)				1,321,000	39,318,000
Ending Balance, shares at Dec. 31, 2009					50,591,000
Restricted stock issued to employees and directors					25,000			426,000						451,000
Restricted stock issued to employees and directors, shares					2,539,000									2,539,317
Stock compensation								5,929,000						5,929,000
Stock options surrendered by holder for cash payment								(116,000)						(116,000)
Issued 214,950 shares of Series C Preferred Stock								(1,419,000)						(1,419,000)
Issued shares of Common Stock for cash					108,000			38,570,000						38,678,000
Issued shares of Common Stock for cash, shares					10,832,000
Issued shares of Common Stock upon warrant exercise				16,031,000	75,000
Issued shares of Common Stock upon warrant exercise, shares					7,537,000
Issued 52500 shares of common stock upon stock option exercise for 2010					1,000			125,000
Shares for stock option exercise					53,000									52,500
Dividends on Series C and B Convertible, and Series D Preferred Stock for 2009, 2010 and 2011 respectively			(131,000)											(131,000)
Issued 761,652 shares as deposit on Triad Acquisition, shares														761,652
Issued 761,652 shares of common stock as deposit on Triad Acquisition returned to treasury							1,310,000				(1,310,000)
Issued 55,932 shares of common stock for payment of services					1,000			164,000						165,000
Issued 55,932 shares of common stock for payment of services, shares					56,000									55,932
Issued shares of common stock upon redemption of Series B Convertible Preferred Stock for 2010					10,000			3,722,000
Issued shares of common stock upon redemption of Series B Convertible Preferred stock for 2010, shares					1,000,000
Issued 2,255,046 shares of common stock for acquisition of assets					23,000			17,071,000
Issued 2,255,046 shares of common stock for acquisition of assets, shares					2,255,000									2,255,046
Loan of 153,300 shares to KSOP												(604,000)
Ending Balance at Dec. 31, 2010		0			749,000	0		152,439,000	(49,402,000)	0	(1,310,000)	(604,000)	1,450,000	103,322,000
Ending Balance, shares at Dec. 31, 2010					74,863,000	0
Restricted stock issued to employees and directors					1,000			413,000						414,000
Restricted stock issued to employees and directors, shares					121,000									121,143
Stock compensation								24,643,000						24,643,000
Issued 214,950 shares of Series C Preferred Stock	(689,000)													(689,000)
Issued shares of Common Stock for cash					17,000			13,875,000						13,892,000
Issued shares of Common Stock for cash, shares					1,714,000
Issued shares of Series D Preferred Stock for cash		71,878,000						(6,189,000)						65,689,000
Issued shares of Series D Preferred Stock for cash, shares		1,438,000
Issued shares of Common Stock upon warrant exercise					8,000			2,420,000						2,428,000
Issued shares of Common Stock upon warrant exercise, shares					814,000
Issued 52500 shares of common stock upon stock option exercise for 2010					55,000			5,135,000						5,190,000
Shares for stock option exercise					5,479,000
Dividends on Series C and B Convertible, and Series D Preferred Stock for 2009, 2010 and 2011 respectively									(14,007,000)					(14,007,000)
Issued 2,255,046 shares of common stock for acquisition of assets					9,000			7,533,000						7,542,000
Issued 2,255,046 shares of common stock for acquisition of assets, shares					946,000
Issued 12,875,093 warrants for payment of dividends on common stock with fair market value of $6.7 million		0			0	0		0	0	0	0	0	0
Issued 12,875,093 warrants for payment of dividends on common stock with fair market value of $6.7 million, shares					0	0
Issued 378,174 warrants for payment of dividends on MHR Exchangeco Corporation's exchangeable common stock with fair market value of $197 thousand		0			0	0		0	0	0	0	0	0
Issued 378,174 warrants for payment of dividends on MHR Exchangeco Corporation's exchangeable common stock with fair market value of $197 thousand, shares					0	0
Issued shares of Common Stock for commitment fee					2,000			777,000						779,000
Issued shares of Common Stock for commitment fee, shares					166,000
Issued shares of common stock for acquisition of NGAS Resources					66,000			52,951,000						53,017,000
Issued shares of common stock for acquisition of NGAS Resources, shares					6,635,000
Issued shares of common stock to employees for change in control payments for NGAS Resources					4,000			2,798,000						2,802,000
Issued shares of common stock to employees for change in control payments for NGAS Resources, shares					351,000
Issued 138,388 warrants in replacement of NGAS Resources warrants								190,000						190,000
Noncontrolling interest acquired in NGAS acquisition													497,000	497,000
Issued shares of common stock for acquisition of NuLoch Resources					381,000			281,794,000						282,175,000
Issued shares of common stock for acquisition of NuLoch Resources, shares					38,132,000
Issued exchangeable shares for acquisition of NuLoch Resources						43,000		31,600,000						31,643,000
Issued exchangeable shares for acquisition of NuLoch Resources, shares						4,276,000
Issued shared of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares					6,000	(6,000)
Issued shared of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares, shares					582,000	(582,000)
Net loss									(76,661,000)				249,000	(76,412,000)
Other comprehensive income:
Foreign currency translation										(12,477,000)				(12,477,000)
Unrealized gain on available for sale securities										14,000				14,000
Ending Balance at Dec. 31, 2011		$ 71,878,000			$ 1,298,000	$ 37,000		$ 569,690,000	$ (140,070,000)	$ (12,463,000)	$ (1,310,000)	$ (604,000)	$ 2,196,000	$ 490,652,000
Ending Balance, shares at Dec. 31, 2011		1,438,000			129,803,000	3,694,000